Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 17 - Balances and Transactions with Related Parties

A.           Balances with related parties:

	December 31,	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Due from related parties	75	133

B.            Transactions with related parties:

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Purchases from related parties	-	-	15
Reimbursement of expenses	100	-	-
Interest income (expense) from Priortech	-	10	22

Unpaid balances between the Company and Priortech or its other subsidiaries in Israel bear interest of 5.5%.

Registration Rights Agreement with Priortech

On March 1, 2004, the Company entered into a registration rights agreement providing for the Company to register with the SEC certain of its ordinary shares held by Priortech. This registration rights agreement may be used in connection with future offerings of ordinary shares, and includes, among others, the following terms: (a) Priortech is entitled to make up to three demands that the Company registers its ordinary shares held by Priortech, subject to delay due to market conditions; (b) Priortech will be entitled to participate and sell the Company’s ordinary shares in any future registration statements initiated by the Company, subject to delay due to market conditions; (c) the Company will indemnify Priortech in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions other than information provided by Priortech, and Priortech will indemnify the Company in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions in written statements by Priortech made for the purpose of their inclusion in such registration statements; and (d) the Company will pay all expenses related to registrations which the Company has initiated, except for certain underwriting discounts or commissions or legal fees, and Priortech will pay all expenses related to a registration initiated at its demand in which the Company is not participating.

On December 30, 2004, the Registration Rights Agreement with Priortech was amended. The amendment concerns primarily the grant of unlimited shelf registration rights thereunder to Priortech with respect to its holdings in the Company, and the assignability of those shelf registration rights to its transferees.

On May 13, 2015, following the approval of our Audit Committee and Board of Directors the Registration Rights Agreement with Priortech was renewed for an additional 5 year period effective as of December 31, 2014.

Following the Chroma transaction (See Note 1(B)), the Company entered into a Second Amended and Restated Registration Rights Agreement with Priortech and Chroma, according to which Chroma is entitled to the same rights Priortech has with respect to registration of the Company’s shares.

Technological Cooperation Agreement with Chroma

In 2019, the Company entered into a Technological Cooperation Agreement with Chroma under which the Company granted Chroma a license for an application under Company’s triangulation technology platform.

Employment Agreements with the Chief Executive Officer

Pursuant to the employment agreement with the Chief Executive Officer ("CEO"), the CEO dedicates 10% of his time in providing consulting and management services for Priortech through Amitec – Advanced Multilayer Interconnect Technologies Ltd. – a wholly owned subsidiary of Priortech ("Amitec"). The CEO receives from the Company 90% of a full time salary and is compensated directly by Amitec for the remaining 10% of his time.
The CEO serves as the Chairman of Priortech.